DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2013 and 2012, as an asset is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2013	2012

Fair value of foreign exchange forward contracts, net	Other receivables and prepaid expenses	325	1,699

Total derivatives designated as hedging instrument		$325	$1,699

Total derivatives not designated as hedging instruments, net	Other payables and accrued expenses	$(61)	$(75)